Note 12 - Supplemental Balance Sheet Information - Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Compensation related	$ 714	$ 2,222
Professional services	46	373
Other taxes related	876	857
Forward liability	278	278
Others	10	76
Total	$ 1,924	$ 3,806